Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative warrant liabilities at beginning	$ 180,479	$ 247,634	$ 247,634
Change in fair value of derivative warrant liabilities	(5,041)	(56,901)	(67,155)	172,787
Derivative Warrant Liabilities at ending	$ 175,438	$ 190,733	$ 180,479	$ 247,634